April 17, 2012

Via EDGAR

Ms. Mary Cole, Esq.

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Private Advisors Alternative Strategies Master Fund (“Fund”)
SEC File Nos. 333-178597 and 811-22646

Dear Ms. Cole:

The Fund hereby submits for your review Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the above referenced registration statement, originally filed with the Securities and Exchange Commission (“Commission”) on December 16, 2011, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”) (“Registration Statement”).

It is anticipated that the Fund will seek effectiveness of the Registration Statement by April 23, 2012. The Fund will, in connection therewith, make the requested representations and file the necessary acceleration requests.

Please direct any comments or questions concerning the filing to Kevin M. Bopp at 973-394-4436.

Very truly yours,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary